STOCKHOLDERS' EQUITY (Details Narrative) - Share Repurchase Program [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Jun. 29, 2016
Equity, Class of Treasury Stock [Line Items]
Maximum number of shares repurchased		2,000,000
Number of shares repurchased	396,606
Average share price (in dollars per share)	$ 0.45